Series B Redeemable Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified			0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jun. 03, 2008 Redeemable Preferred Stock Series B [Member]	Mar. 31, 2013 Redeemable Preferred Stock Series B [Member]	Dec. 31, 2012 Redeemable Preferred Stock Series B [Member]	Dec. 31, 2011 Redeemable Preferred Stock Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding			332,500	332,500	332,500	332,500
Annual dividend rate			10.00%	10.00%	10.00%	10.00%
Preferred stock, shares sold date				June 3, 2008
Preferred stock, sales price per share			$ 25.00
Preferred stock, liquidation preference per share			$ 25.00	$ 25.00	$ 25.00
Cost of offering			$ 0.6
Bridge loan amount			$ 8.5
Preferred stock, fixed annual amount of dividend per share				$ 2.50	$ 2.50
Preferred stock, redemption price	$ 10	$ 10	$ 25.00	$ 25.00